AAM/Bahl & Gaynor Income Growth Fund
(Class A: AFNAX)
Class C: AFYCX)
(Class I: AFNIX)

Supplement dated December 21, 2012 to the
Prospectus and Statement of Additional Information dated July 5, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

In addition, footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-13 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

Advisory Research All Cap Value Fund (ADVGX)
Advisory Research International All Cap Value Fund (ADVEX)
Advisory Research International Small Cap Value Fund (ADVIX)
Advisory Research Global Value Fund (ADVWX)
Advisory Research Small Micro Cap Value Fund
Advisory Research Emerging Markets All Cap Value Fund

Supplement dated December 21, 2012 to the
Prospectus and Statement of Additional Information dated February 29, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Funds, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Funds’ prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

In addition, footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-21 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Funds and the Funds’ custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Funds’ co-administrator.”

Aristotle/Saul Opportunity Fund (ARSOX)

Supplement dated December 21, 2012 to the
Prospectus and Statement of Additional Information dated March 30, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

In addition, footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-20 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

Bernzott U.S. Small Cap Value Fund (BSCVX)

Supplement dated December 21, 2012 to the
Prospectus and Statement of Additional Information dated June 29, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

In addition, footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-11 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

Bridgehampton Value Strategies Fund Class I (BVSFX)

Supplement dated December 21, 2012 to the
Prospectus and Statement of Additional Information dated June 29, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

In addition, footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-20 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

Chartwell Small Cap Value Fund - Class A (CWSVX)

Supplement dated December 21, 2012 to the
Prospectus and Statement of Additional Information dated November 9, 2011

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

In addition, footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-21 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

Chartwell Small Cap Value Fund - Class I (CWSIX)

Supplement dated December 21, 2012 to the
Prospectus and Statement of Additional Information dated March 16, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

In addition, footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-21 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

EuroPac International Value Fund Class A (EPIVX)
EuroPac International Bond Fund Class A (EPIBX)
EuroPac Hard Asset Fund Class A (EPHAX)
EP China Fund Class A (EPHCX)
EP Asia Small Companies Fund Class A (EPASX)
EP Latin America Fund Class A (EPLAX)

Supplement dated December 21, 2012 to the
Prospectus and Statement of Additional Information dated March 1, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Funds, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Funds’ prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

In addition, footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-25 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Funds and the Funds’ custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Funds’ co-administrator.”

EP Strategic US Equity Fund Class A (EPUSX)

Supplement dated December 21, 2012 to the
Prospectus and Statement of Additional Information dated March 1, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

In addition, footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-21 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.”

FAMCO MLP & ENERGY INCOME FUND
Class A (INFRX)
Class C (INFFX)
Class I (INFIX)

Supplement dated December 21, 2012 to the
Prospectus and Statement of Additional Information dated April 1, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

In addition, footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-24 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

Ironclad Managed Risk Fund (IRONX)

Supplement dated December 21, 2012 to the
Prospectus and Statement of Additional Information dated February 1, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the Ironclad Managed Risk Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

In addition, footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page 17 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

PALMER SQUARE ABSOLUTE RETURN FUND
Class A (PSQAX)
Class I (PSQIX)

Supplement dated December 21, 2012 to the
Prospectus and Statement of Additional Information dated August 31, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

In addition, footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-38 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

PALMER SQUARE SSI ALTERNATIVE INCOME FUND
Class A (PSCAX)
Class I (PSCIX)

Supplement dated December 21, 2012 to the
Prospectus and Statement of Additional Information dated April 19, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

The first sentence under the section titled “Dividends and Distributions” on page 29 of the Prospectus is replaced by the following:

Effective January 1, 2013, the Fund will make distributions of net investment income quarterly and net capital gains, if any, at least annually, typically in December.

Footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-34 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

RAMIUS DYNAMIC REPLICATION FUND
Class A (RDRAX)
Class I (RDRIX)

Supplement dated December 21, 2012 to the
Prospectus and Statement of Additional Information dated March 1, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

In addition, footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-28 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

RAMIUS STRATEGIC VOLATILITY FUND
Class A (RVOAX)
Class I (RVOIX)

Supplement dated December 21, 2012 to the
Prospectus and Statement of Additional Information dated October 1, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

In addition, footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-27 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

RAMIUS TRADING STRATEGIES MANAGED FUTURES FUND
Class A (RTSRX)
Class I (RTSIX)

Supplement dated December 21, 2012 to the
Prospectus and Statement of Additional Information dated April 30, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

In addition, footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-29 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

Towle Deep Value Fund
(Ticker Symbol: TDVFX)

Supplement dated December 21, 2012 to the
Prospectus and Statement of Additional Information dated October 31, 2011

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

In addition, footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page B-27 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

W.P. STEWART & CO. GROWTH FUND (WPSGX)

Supplement dated December 21, 2012 to the
Prospectus and Statement of Additional Information dated April 30, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Fund, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Fund’s prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

In addition, footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page 14 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund's co-administrator.”

ZACKS MARKET NEUTRAL FUND
Class A (ZMNAX) and Class C (ZMNCX)

ZACKS ALL-CAP CORE FUND
Class A (CZOAX) and Class C (CZOCX)

ZACKS SMALL-CAP CORE FUND (ZSCCX)

Supplement dated December 21, 2012 to the
Prospectus and Statement of Additional Information dated April 1, 2012

Effective January 1, 2013, IMST Distributors, LLC, (“IMST Distributors”) located at 3 Canal Plaza, Suite 100 Portland, ME, 04101, serves as the Distributor to the above-named Funds, replacing Grand Distribution Services, LLC (“Grand”).  Accordingly, all references to Grand in the Funds’ prospectus and statement of additional information are hereby changed to refer to IMST Distributors.  IMST Distributors is not affiliated with the Trust or any of its service providers.

In addition, footnote † to the Trustees and Officers table under the section titled “MANAGEMENT OF THE FUND” on page 18 of the SAI is replaced by the following:

“†  Mr. Zader is an "interested person" of the Trust by virtue of his position with UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Funds and the Funds’ custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an "interested person" of the Trust by virtue of his position with Mutual Fund Administration Corp., the Funds’ co-administrator.”